Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TARGET PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2016